SHARE OPTION PLANS (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	Jan. 02, 2016 CNY (¥)	Jan. 02, 2016 USD ($)	Jan. 31, 2015 $ / shares shares	Dec. 22, 2014 CNY (¥) shares	Jan. 31, 2014 $ / shares shares	Jan. 31, 2013 $ / shares shares	Jan. 31, 2012 $ / shares shares	Jan. 31, 2011 $ / shares shares	Jan. 31, 2010 $ / shares shares	Sep. 30, 2016 CNY (¥) shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) shares	Sep. 30, 2014 CNY (¥)	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($) shares	Apr. 22, 2010 shares	Nov. 08, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term										5 years 1 month 6 days	5 years 1 month 6 days	2 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $														$ 1,476	$ 0
Share-based compensation expense										¥ 8,796	$ 1,317	¥ 1,612	¥ 1,324
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition										6 months 7 days	6 months 7 days
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost	¥ 542	$ 83		¥ 616
Tranche 9 [Member]
Number of options granted												0
Exercise price (USD) | $ / shares											$ 1.27
Tranche 10 [Member]
Number of options granted												195,000
Exercise price (USD) | $ / shares											$ 1.48
Tranche 12 [Member]
Number of options granted										600,000	600,000	0
Exercise price (USD) | $ / shares											$ 2.05
Tranche 13 [Member]
Number of options granted										200,000	200,000	0
Exercise price (USD) | $ / shares											$ 1.65
Tranche 14 [Member]
Number of options granted										200,000	200,000	0
Exercise price (USD) | $ / shares											$ 2.00
2005 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	1,500,000
2005 Performance Equity Plan [Member] | Tranche 5 [Member]
Number of options granted									125,000
Exercise price (USD) | $ / shares									$ 12.23
2005 Performance Equity Plan [Member] | Tranche 6 [Member]
Number of options granted								120,000
Exercise price (USD) | $ / shares								$ 10.84
2005 Performance Equity Plan [Member] | Tranche 7 [Member]
Number of options granted							365,000
Exercise price (USD) | $ / shares							$ 2.55
2005 Performance Equity Plan [Member] | Tranche 8 [Member]
Number of options granted						360,000
Exercise price (USD) | $ / shares						$ 1.44
2005 Performance Equity Plan [Member] | Tranche 9 [Member]
Number of options granted					350,000
Exercise price (USD) | $ / shares					$ 1.27
2005 Performance Equity Plan [Member] | Tranche 10 [Member]
Number of options granted			195,000
Exercise price (USD) | $ / shares			$ 1.48
2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																1,500,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | ¥										¥ 2,676		¥ 238
2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				5,000,000
Before Adjustment [Member] | 2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										1,060,000		1,175,000		1,060,000	1,175,000
Before Adjustment [Member] | 2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										1,380,000		195,000		1,380,000	195,000
Minimum [Member] | After Adjustment [Member]
Exercise price (USD) | $ / shares											$ 1.27
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period										5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										1 year	1 year
Maximum [Member] | After Adjustment [Member]
Exercise price (USD) | $ / shares											$ 12.23
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period										10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										5 years	5 years